Earnings / (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings / (Loss) per share (Table)

	Six months ended June 30,
	2020	2021
Income / (Loss) :
Net income / (loss)	$(41,365)	$159,972

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	95,797,142	100,256,417
Basic earnings / (loss) per share	$(0.43)	$1.60

Effect of dilutive securities:
Dillutive effect of non vested shares	-	281,480
Weighted average common shares outstanding, diluted	95,797,142	100,537,897

Diluted earnings / (loss) per share	$(0.43)	$1.59